Disclosure of detailed information about continuity of the lease liabilities (Details) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Lease liabilities, balance	$ 587,551	$ 572,148
Acquired		210,178
Disposal of Eden Games	(17,959)	(17,959)
Interest expenses	23,922	34,197	(139,937)
Payments	(201,156)	(228,328)
Effect of foreign exchange	(3,524)	(644)
Lease liabilities, balance	388,834	587,551	572,148
Total lease obligation	388,834	587,551	572,148
Additions to right-of-use assets on adoption of IFRS 16, September 1, 2019			258,756
Acquisition of UMG			401,441
Acquired		210,178	36,375
Payments		(228,328)	15,513
Current lease liabilities	388,834	222,583	185,671
Non-current lease liabilities		364,968	386,477
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities, balance	388,834
Total lease obligation	388,834
Equipments [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, balance	24,048	35,457
Acquired
Disposal of Eden Games
Interest expenses	1,206	1,971	(918)
Payments	(13,380)	(13,380)
Effect of foreign exchange
Lease liabilities, balance	11,874	24,048	35,457
Total lease obligation	11,874	24,048	35,457
Additions to right-of-use assets on adoption of IFRS 16, September 1, 2019
Acquisition of UMG
Acquired			36,375
Payments		(13,380)
Current lease liabilities		12,174	11,409
Non-current lease liabilities		11,874	24,048
Equipments [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities, balance	11,874
Total lease obligation	11,874
Office Lease [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, balance	563,503	536,691
Acquired		210,178
Disposal of Eden Games	(17,959)	(17,959)
Interest expenses	22,716	32,226	(139,019)
Payments	(187,776)	(214,948)
Effect of foreign exchange	(3,524)	(644)
Lease liabilities, balance	376,960	563,503	536,691
Total lease obligation	376,960	563,503	536,691
Additions to right-of-use assets on adoption of IFRS 16, September 1, 2019			258,756
Acquisition of UMG			401,441
Acquired		210,178
Payments		(214,948)	15,513
Current lease liabilities		210,409	174,262
Non-current lease liabilities		$ 353,094	$ 362,429
Office Lease [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities, balance	376,960
Total lease obligation	$ 376,960